Goodwill	12 Months Ended
Apr. 03, 2022
Intangible assets and goodwill [abstract]
Goodwill	Goodwill
In the year ended April 3, 2022, goodwill arising from business combinations is $53.1m (March 28, 2021 - $53.1m). The Company has determined there to be ten CGUs (March 28, 2021 - seven CGUs) for which goodwill and intangible assets are tested for impairment. The change in the number of CGUs from the comparative period is the result of a realignment in geographical responsibilities. The Company completed its annual impairment tests and concluded that there was no impairment in the years ended April 3, 2022 and March 28, 2021.
The following table outlines the goodwill allocation for the applicable CGUs for the current year:

	April 3, 2022
	North America	Asia Pacific	EMEA(1)	Total
	$	$	$	$
DTC - Retail	11.7	9.8	4.3	25.8
DTC - e-Commerce	6.6	2.6	2.8	12.0
Wholesale	5.7	3.6	6.0	15.3
Goodwill	24.0	16.0	13.1	53.1
(1)EMEA comprises Europe, the Middle East, Africa, and Latin America.
Goodwill from the comparative year was allocated to CGUs in line with the geographical responsibilities applicable at the time. The Rest of World CGU from the comparative year has been broken out into the Asia Pacific and EMEA CGUs. Goodwill was allocated in the comparative year as follows:

	March 28, 2021
	North America	Rest of World	Total
	$	$	$
DTC - Retail	8.7	13.6	22.3
DTC - e-Commerce	7.5	6.1	13.6
Wholesale	6.9	10.3	17.2
Goodwill	23.1	30.0	53.1
Key Assumptions
The key assumptions used to calculate the VIU are those regarding discount rate, revenue and gross margin growth rates, sales channel mix, and growth in SG&A expenses. These assumptions are considered to be Level 3 in the fair value hierarchy. The goodwill impairment tests resulted in excess of recoverable value over carrying value of at least 65.8% for each CGU. Because the VIU amount exceeds the asset’s carrying amount, the asset is not impaired and the fair value less costs of disposition has not been calculated.
Cash flow projections were discounted using the Company’s weighted average cost of capital, determined to be 11.14% (March 28, 2021 - 10.80%) based on a risk-free rate, an equity risk premium adjusted for betas of comparable publicly traded companies, an unsystematic risk premium, country risk premium, country-specific risk premium, a cost of debt based on comparable corporate bond yields and the capital structure of the Company.